Document and Entity Information	Jul. 14, 2026
Cover [Abstract]
Entity Registrant Name	Research Alliance Corp IV
Amendment Flag	false
Entity Central Index Key	0002137777
Document Type	8-K
Document Period End Date	Jul. 14, 2026
Entity Incorporation State Country Code	E9
Entity File Number	001-43393
Entity Tax Identification Number	98-1935760
Entity Address, Address Line One	600 Fifth Avenue
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
Country Region	+1
City Area Code	(617)
Local Phone Number	778 2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	RACD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false